Bank balance - Details of Balance With Banks (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of Bank Deposits [line items]
Current Account	₨ 41,966
Deposit Account	116,563		₨ 21,625	₨ 24,902
Cash and cash equivalents	158,529	$ 2,292	₨ 44,925	₨ 52,710
Citibank [member]
Disclosure of Bank Deposits [line items]
Current Account	24,507
Deposit Account	14,737
Cash and cash equivalents	39,244
HDFC Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	1,309
Deposit Account	25,152
Cash and cash equivalents	26,461
Axis Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	1
Deposit Account	21,551
Cash and cash equivalents	21,552
Kotak Mahindra Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	28
Deposit Account	17,221
Cash and cash equivalents	17,249
HSBC [member]
Disclosure of Bank Deposits [line items]
Current Account	9,776
Deposit Account	4,112
Cash and cash equivalents	13,888
Saudi British Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	845
Deposit Account	7,006
Cash and cash equivalents	7,851
ANZ Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	432
Deposit Account	6,843
Cash and cash equivalents	7,275
ICICI Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	28
Deposit Account	5,555
Cash and cash equivalents	5,583
State Bank of India [member]
Disclosure of Bank Deposits [line items]
Current Account	156
Deposit Account	5,110
Cash and cash equivalents	5,266
BNP Paribas [member]
Disclosure of Bank Deposits [line items]
Current Account	147
Deposit Account	3,630
Cash and cash equivalents	3,777
IndusInd Bank [member]
Disclosure of Bank Deposits [line items]
Deposit Account	2,800
Cash and cash equivalents	2,800
Canara Bank [member]
Disclosure of Bank Deposits [line items]
Deposit Account	2,500
Cash and cash equivalents	2,500
Wells Fargo Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	2,472
Cash and cash equivalents	2,472
Standard Chartered Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	374
Cash and cash equivalents	374
Indian Overseas Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	1
Deposit Account	342
Cash and cash equivalents	343
Bank of Montreal [member]
Disclosure of Bank Deposits [line items]
Current Account	270
Cash and cash equivalents	270
MUFG Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	180
Cash and cash equivalents	180
UniCredit Bank [member]
Disclosure of Bank Deposits [line items]
Current Account	169
Cash and cash equivalents	169
Rabobank [member]
Disclosure of Bank Deposits [line items]
Current Account	102
Cash and cash equivalents	102
Other [member]
Disclosure of Bank Deposits [line items]
Current Account	1,169
Deposit Account	4
Cash and cash equivalents	₨ 1,173